THE EQUITABLE LIFE ASSURANCE SOCIETY
                              OF THE UNITED STATES

                        VARIABLE LIFE INSURANCE POLICIES
                       FUNDED THROUGH SEPARATE ACCOUNT FP

                                 IL PROTECTOR(SM)
                                     IL COLI
                              INCENTIVE LIFE PLUS(SM)
                                SURVIVORSHIP 2000

                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 28, 1998

This supplement updates certain information in the prospectus you received for your Equitable variable life insurance policy.* Capitalized terms used in this supplement have the same meanings as in the prospectus. You should keep this supplement with your prospectus. We will send you another copy of any prospectus, without charge, on written request.

LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST ACCOUNT. Your policy permits you to transfer a limited amount of your unloaned policy account value out of the Guaranteed Interest Account within 30 days of your policy anniversary. See THE GUARANTEED INTEREST ACCOUNT in your prospectus. From March 16, 1998 through May 15, 1998, we are relaxing our policy rules to permit you to transfer any amount of unloaned policy account value out of the Guaranteed Interest Account to a division of the Separate Account whether or not you are within 30 days of your policy anniversary. Your written transfer request must be received in our Administrative Office by May 15, 1998, but not before March 16, 1998, in order to take advantage of this unrestricted transfer opportunity. See CHARGE FOR TRANSFERS in your prospectus.





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*This  supplement  updates  certain  information  contained  in the IL Protector
  Prospectus dated May 1, 1997; the Incentive Life Plus Prospectus dated May 1, 1997; the IL COLI supplement thereto dated May 1, 1997; and the Survivorship 2000 Prospectus dated July 21, 1997.

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EVM-122A    THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.
           Copyright 1998 The Equitable Life Assurance Society of the
                       United States. All rights reserved.

                      THE EQUITABLE LIFE ASSURANCE SOCIETY
                              OF THE UNITED STATES

                        VARIABLE LIFE INSURANCE POLICIES
                       FUNDED THROUGH SEPARATE ACCOUNT FP

                                 IL PROTECTOR(SM)
                                     IL COLI
                              INCENTIVE LIFE PLUS(SM)
                                SURVIVORSHIP 2000
                              SPECIAL OFFER POLICY
                               INCENTIVE LIFE 2000
                                  CHAMPION 2000
                                 INCENTIVE LIFE

                  PROSPECTUS SUPPLEMENT DATED FEBRUARY 28, 1998

This supplement updates certain information in the prospectus you received for your Equitable variable life insurance policy* and any prior supplements to that prospectus.** Capitalized terms used in this supplement have the same meanings as in the prospectus. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST ACCOUNT. Your policy permits you to transfer a limited amount of your unloaned policy account value out of the Guaranteed Interest Account within 30 days of your policy anniversary. See THE GUARANTEED INTEREST ACCOUNT in your prospectus. From March 16, 1998 through May 15, 1998, we are relaxing our policy rules to permit you to transfer any amount of unloaned policy account value out of the Guaranteed Interest Account to a division of the Separate Account whether or not you are within 30 days of your policy anniversary. Your written transfer request must be received in our Administrative Office by May 15, 1998, but not before March 16, 1998, in order to take advantage of this unrestricted transfer opportunity. See CHARGE FOR TRANSFERS in your prospectus.






------------------

*This  supplement  updates  certain  information  contained  in the IL Protector
  Prospectuses dated July 25, 1996, January 1, 1997 and May 1, 1997; the Incentive Life Plus Prospectuses dated December 19, 1994, May 1, 1995, September 15, 1995, May 1, 1996, January 1, 1997 and May 1, 1997; the IL COLI supplements thereto dated September 15, 1995, May 1, 1996, January 1, 1997 and May 1, 1997; and the Special Offer Policy supplements thereto dated May 1, 1995, September 15, 1995 and May 1, 1996; the Survivorship 2000 Prospectuses dated August 18, 1992, May 1, 1993, 1994 and 1995, January 1, 1997, May 1,
  1997 and July 21, 1997; the Incentive Life 2000 Prospectuses dated November 27, 1991 and May 1, 1993 and 1994, and the Special Offer Policy supplements thereto dated November 27, 1991, January 29, 1993, May 1, 1993, 1994 and 1995; the Champion 2000 Prospectuses dated November 27, 1991 and May 1, 1993 and 1994; and the Incentive Life Prospectuses dated August 29, 1989, February 27, 1991 and May 1, 1990, 1993 and 1994.

**If the date of your prospectus is prior to January 1, 1997, you received a prospectus supplement dated January 1, 1997. You may have also received a supplement dated May 1, 1996. These supplements are still relevant and should be retained with your prospectus.

--------------------------------------------------------------------------------
EVM-122     THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.
           Copyright 1998 The Equitable Life Assurance Society of the
                       United States. All rights reserved.